Prospectus and Statement of Additional Information (SAI) Supplement — Dated Feb. 28, 2011*

Fund Name (date)	Prospectus Form# (date)	SAI Form # (date)

Columbia Seligman Communications and Information Fund	SL-9907-99 A & S-6582-99 A (March 1, 2010)	S-6500 CU (Jan. 28, 2011)

The information under the caption “Fund Management” in the Summary of the Fund section has been superseded and replaced with the following:

Portfolio Manager	Title	Managed Fund Since

Paul H. Wick	Portfolio Manager	1990
Richard M. Parower	Co-Portfolio Manager	2000
Sangeeth Peruri	Technology Team member	2000
Vishal Saluja	Technology Team member	2011
Sushil Wagle	Technology Team member	2011

The rest of this section remains the same.

The portfolio manager information under the caption “Fund Management and Compensation” in the More Information about the Fund section has been superseded and replaced with the following:

Portfolio Manager(s).  The Fund is managed by the Columbia Seligman Technology Team at Columbia Management. The portfolio managers responsible for the day-to-day management of the Fund are:

Paul H. Wick, Portfolio Manager

•	Managed the Fund since 1990.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Wick was a Managing Director of Seligman.

•	Joined Seligman in 1987.

•	Began investment career in 1987.

•	BA, Duke; MBA, Duke/Fuqua.

Richard M. Parower, CFA, Co-Portfolio Manager

•	Managed the Fund since 2000.

•	Mr. Parower provides assistance to Mr. Wick in managing the Fund through his research and contributions to the investment decisions with respect to companies in the application software, information technology services and international sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Parower was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1988.

•	BA, Washington University; MBA, Columbia University.

Sangeeth Peruri, Technology Team member

•	Management responsibilities for the Fund since 2000.

•	Mr. Peruri provides assistance to Mr. Wick in managing the Fund through his research and contributions to the investment decisions with respect to companies in the analog and communications ICs, as well as other subsectors of the semiconductor sector.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Peruri was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1999.

•	BA, Brown University.

SL-9907-2 A (2/11)

*Valid until next prospectus update.

Vishal Saluja, Technology Team member

•	Management responsibilities for the Fund since 2011.

•	Mr. Saluja provides assistance to Mr. Wick in managing the Fund through his research and contributions to the investment decisions with respect to companies in the life science technology and electronic design software sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Saluja was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1990.

•	B.S. and Bachelor of Applied Science, Wharton School, University of Pennsylvania; MBA, Stanford University.

Sushil Wagle, Technology Team member

•	Management responsibilities for the Fund since 2011.

•	Mr. Wagle provides assistance to Mr. Wick in managing the Fund through his research and contributions to the investment decisions with respect to companies in the enterprise hardware and storage, and telecommunications services sectors.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Wagle was Vice President of Information Technology at Seligman.

•	Joined Seligman in 1998.

•	Began investment career in 2000.

•	B.S. and M.S., Stevens Institute of Technology.

The rest of this section remains the same.

The portfolio manager reporting for the Fund in Table 19. Portfolio Managers, in the Fund’s SAI is superseded and replaced with the following:

Other Accounts Managed (excluding the fund)
			Approximate		Ownership	Potential
		Number and type	Total	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of account(a)	Net Assets	Accounts(b)	Shares	of Interest	Compensation

For funds with fiscal period ending December 31

Columbia Seligman Communications and Information	Paul H. Wick	4 RICs 5 PIVs 6 other accounts	$851.40 million $1.82 billion $4.27 billion	None	Over $1,000,000,000

	Richard M. Parower	3 RICs 5 PIVs 3 other accounts	$566.53 million $1.82 billion $262.42 million	None	None

	Sangeeth Peruri	1 RIC 3 PIVs	$56.04 million $874.60 million	None	None	(2)	(29)

	Vishal Saluja(c)	6 PIVs 4 other accounts	$773.62 million $15.36 million	None	None

	Sushil Wagle(c)	None	N/A	N/A	None

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	The portfolio manager began managing the fund after its fiscal year end. Information is provided as of Dec. 31, 2010.

The rest of this section remains the same.

SL-9907-2 A (2/11)